Subsequent Events (Details)						1 Months Ended
	May 25, 2023 shares	Apr. 11, 2023 USD ($)	Apr. 11, 2023 CNY (¥)	Feb. 10, 2023 USD ($)	Feb. 10, 2023 CNY (¥)	Apr. 30, 2023 $ / shares shares	Apr. 28, 2023 shares	Mar. 31, 2023 shares	Mar. 15, 2023 shares
Pangaea XXIIA
Subsequent Event [Line Items]
Number of shares surrendered									300,000
Subsequent Events
Subsequent Event [Line Items]
Initial conversion price | $ / shares						$ 10.85
Number of units granted	2,660,744
Subsequent Events | Pangaea XXIIA
Subsequent Event [Line Items]
Number of shares surrendered								300,000
Tranche one | Subsequent Events
Subsequent Event [Line Items]
Proceeds from collateral account		$ 7,133,280	¥ 49,135,463	$ 5,413,344	¥ 36,747,941
Tranche Two | Subsequent Events
Subsequent Event [Line Items]
Proceeds from collateral account		7,133,280	49,135,463	$ 11,919,983	¥ 80,917,761
Amount of proceeds released from collateral account returned		10,533,379	72,556,022
Tranche Two | Subsequent Events | Shaolin Capital Management LLC
Subsequent Event [Line Items]
Amount of proceeds released from collateral account returned		$ 72,556,021	¥ 10,533,379
Employee Incentive Shares | Subsequent Events
Subsequent Event [Line Items]
Number of shares per person						1,855	100
Total number of shares granted						185,000	185,000
Number of units granted with three-year pre-requisite service period						100